8. CRC Transferred to the State Government of Paraná (Tables)	12 Months Ended
Dec. 31, 2017
Crc Transferred To State Government Of Paran Tables
Changes in CRC

Balance as of		Monetary		Balance as of		Monetary		Balance as of
January 1, 2016	Interest	variations	Amortizations	December 31, 2016	Interest	variations	Amortizations	December 31, 2017

1,383,242	92,959	95,959	(49,425)	1,522,735	97,085	(6,373)	(97,085)	1,516,362
Current				-				167,109
Noncurrent				1,522,735				1,349,253

Maturity of Noncurrent Installments
2019	178,223
2020	190,076
2021	202,717
2022	216,198
2023	230,576
After 2023	331,463
1,349,253